Property And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 6:-          PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2012

Cost:
Computers, manufacturing, peripheral equipment	$78,367	$90,724
Office furniture and equipment	4,391	4,566
Leasehold improvements	1,823	2,388

	84,581	97,678
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	49,995	59,536
Office furniture and equipment	2,837	3,081
Leasehold improvements	1,284	1,419

	54,116	64,036

Depreciated cost	$30,465	$33,642

Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 were $ 4,712, $ 10,231 and $ 11,493 respectively.